Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

16 – INCOME TAXES

Net loss for the years ended December 31, 2024 and 2023, was as follows:

	December 31,
	2024	2023
Domestic	$(41,380,390)	$(9,557,067)
Foreign	(6,167,378)	(6,081,522)
Net Loss	$(47,547,768)	$(15,638,589)

Provision for income taxes for the years ended December 31, 2024 and 2023, consisted of the following:

	December 31,
	2024	2023
Current tax provision	$-	$-
Federal
State and local	15,325	7,141
Foreign	-	67,356
Total current tax provision	15,325	74,497
Deferred tax provision Federal	-	-
State and local	-	-
Foreign	-	-
Total deferred tax provision	-	-

Total provision for income taxes	$15,325	$74,497

Deferred tax assets (liabilities) consist of the following:

	2024	2023
Deferred tax assets
Stock options issued for services	$1,160,726	$135,604
Net Operating Loss Carryforwards	35,154,469	27,783,834
Section 174 Expenditures	2,483,764	1,243,418
R&D Tax Credits	6,818,064	6,406,470
Interest carryforward	954,073	-
Other	481,565	469,896
Total gross deferred tax assets	47,052,660	36,039,222
Less Valuation Allowance	(47,011,175)	(35,566,934)
Net deferred tax assets	$41,485	$472,288

Deferred tax liabilities
Fixed Assets	-	$101,757
Right of Use Asset	(25,298)	(113,698)
Amortization	-	13,080
Unrealized Fx gain (loss)	(776)	(473,427)
Other	(15,411)	-
Total gross deferred tax liabilities	(41,485)	$(472,288)

Net deferred tax liabilities	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, the net deferred tax assets are fully offset by a valuation allowance at December 31, 2024 and 2023. The valuation allowance for the year ending December 31, 2024 and 2023 was $47,011,175 and $35,566,934, respectively.

The reconciliation of federal statutory income tax rate to our effective income tax rate is as follows for the years ended December 31:

	2024	2023
Federal income tax at the Statutory Rate	21.00%	21.00%
Earnout-Share Liability	(6.87)%
Permanent Items	(1.26)%	(0.21)%
Foreign	0.52%	7.80%
State Taxes	0.27%	24.10%
Return to Provision	(0.01)%	0.09%
Other	0.69%	6.79%
Change in valuation allowance	(14.34)%	(60.27)%
Total tax benefit	-%	-%

As of December 31, 2024, the Company had gross federal net operating loss carryforwards of approximately 109,644,085, resulting in a tax effected benefit of $23,025,258, which will be carried forward indefinitely. In addition, the Company has gross state net operating loss carryforwards of approximately $72,622,999 with an expected net tax impact $4,984,749. The state NOLs have varying expiration dates as determined by each state.

The Company also has net operating losses in foreign jurisdictions that can be utilized to offset future taxable income in the United Kingdom, France, or Mexico based on the jurisdiction of generation. The gross value of these NOLs is 28,276,145 with an anticipated future tax benefit of $7,069,870. The expiration of the foreign NOLs are also based on the law in each respective jurisdiction, with the earliest of these being 2034.

As of December 31, 2024, the Company has federal R&D credit carryforwards of $4,092,749, these credits will begin to expire in 2038. The Company has also reduced the anticipated future benefit of these credits by recording an uncertain tax benefit equal to 30% of the credit claimed.

IRC Section 382 imposes limitations on the use of net operating loss carryovers when the stock ownership of one or more 5% shareholders (shareholders owning 5% or more of the Company’s outstanding capital stock) has increased on a cumulative basis by more than 50 percentage points. As of December 31, 2024, the Company has not completed an analysis on the 382 limitation. A 382 limitation calculation will be considered prior to the usage of tax attributes.

The Company's effective tax rate could also fluctuate due to changes in the valuation of its deferred tax assets or liabilities, or by changes in tax laws, regulations, and accounting principles.

The Company has evaluated both positive and negative evidences and determined that all of its worldwide deferred tax assets will not be realized for the foreseeable future. As a result, the valuation allowance is recorded against all existing deferred tax assets. The current business operations and resulting need for a valuation analysis will be considered annually.

Beginning on January 1, 2022, the Tax Cuts and Jobs Act (the "Tax Act”) eliminated the option to deduct research and development expenditures in the current year and requires taxpayers to capitalize such expenses pursuant to Internal Revenue Code (“IRC”) Section 174. The capitalized expenses are amortized over a five-year period for domestic expenses. As a result of this provision of the Tax Act, deferred tax assets related to capitalized research expenses increased by $6,114,653 in 2024, partially offset by amortization on research expenses.